SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 Y D
Summary Of Significant Accounting Policies 1	90
Summary Of Significant Accounting Policies 2	$ 250,000
Summary Of Significant Accounting Policies 3	15,218,444
Summary Of Significant Accounting Policies 4	15,318,999
Summary Of Significant Accounting Policies 5	14,178,333
Summary Of Significant Accounting Policies 6	681,634
Summary Of Significant Accounting Policies 7	$ 100,000
Summary Of Significant Accounting Policies 8	30
Summary Of Significant Accounting Policies 9	122,768,560
Summary Of Significant Accounting Policies 10	97,906,612